Financial liabilities - Conditions and statement of liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Financial liabilities
Nominal amount	€ 22,812		€ 24,098
Carrying amount	34,064		55,834
Carrying amount	22,812		24,098
Bank overdrafts	€ 981		910
Secured bank loans, bearing maturity period of 2017-25, three
Financial liabilities
Nominal interest rate (as a percent)	2.95%
Nominal amount	€ 505		968
Carrying amount	€ 505		968
Other bank loans
Financial liabilities
Nominal interest rate (as a percent)	1.00%
Nominal amount | $		$ 387
Carrying amount | $		$ 387
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.75%
Nominal amount	€ 499		498
Carrying amount	€ 499		498
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	3.75%
Nominal amount	€ 2,329		628
Carrying amount	€ 2,329		628
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)	4.50%
Nominal amount	€ 482		412
Carrying amount	482		412
Lease liabilities
Financial liabilities
Nominal amount	18,997		21,205
Carrying amount	€ 18,997		21,205
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.40%
Nominal interest rate at commencement of leases	2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	9.10%
Nominal interest rate at commencement of leases	3.50%
Overdraft facility
Financial liabilities
Short-term deposits, pledged as security	€ 2,500		€ 2,500
Overdraft facility | Bank overdrafts, one and three
Financial liabilities
Short-term deposits, pledged as security	€ 500